Risk information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Gross exposure	kr 426.9	kr 420.5
Net exposure	426.9	420.5
Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	237.8	253.5
Net exposure	161.3	162.1
Corporates | Industrials
Disclosure of credit risk exposure [line items]
Gross exposure	66.8	70.9
Net exposure	66.3	64.0
Corporates | IT and telecom
Disclosure of credit risk exposure [line items]
Gross exposure	45.3	71.2
Net exposure	11.7	17.0
Corporates | Consumer goods
Disclosure of credit risk exposure [line items]
Gross exposure	27.3	29.0
Net exposure	25.6	25.8
Corporates | Materials
Disclosure of credit risk exposure [line items]
Gross exposure	26.5	29.6
Net exposure	17.6	17.8
Corporates | Utilities
Disclosure of credit risk exposure [line items]
Gross exposure	39.8	27.6
Net exposure	15.5	13.5
Corporates | Finance
Disclosure of credit risk exposure [line items]
Gross exposure	16.6	13.9
Net exposure	14.6	17.0
Corporates | Healthcare
Disclosure of credit risk exposure [line items]
Gross exposure	9.0	4.7
Net exposure	6.9	4.1
Corporates | Energy
Disclosure of credit risk exposure [line items]
Gross exposure	3.8	4.8
Net exposure	1.1	1.4
Corporates | Real Estate
Disclosure of credit risk exposure [line items]
Gross exposure	2.2	1.4
Net exposure	1.5	1.1
Corporates | Other
Disclosure of credit risk exposure [line items]
Gross exposure	0.4	0.4
Net exposure	kr 0.4	kr 0.4